Earnings Per Share (Tables)	12 Months Ended
Jun. 30, 2013
Earnings Per Share [Abstract]
Schedule of Calculation of Numerator and Denominator in Earnings Per Share
The computation of net income per share was as follows:

	2013	2012	2011
Numerator:
Net income attributable to common shareholders	$948,427	$1,151,823	$1,049,130
Denominator:
Basic - weighted-average common shares	149,218,257	151,222,033	161,125,869
Increase in weighted-average common shares from dilutive effect of stock-based awards	2,369,774	3,442,477	3,672,352
Diluted - weighted-average common shares, assuming exercise of stock-based awards	151,588,031	154,664,510	164,798,221
Basic earnings per share	$6.36	$7.62	$6.51
Diluted earnings per share	$6.26	$7.45	$6.37